Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Bramshill Income Performance Fund
Class Name	Institutional Class
Trading Symbol	BRMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bramshill Income Performance Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bramshillfunds.com/brmsx/. You can also request this information by contacting us at 877-272-6718.
Additional Information Phone Number	877-272-6718
Additional Information Website	https://www.bramshillfunds.com/brmsx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$110	1.08%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ending March 31, 2026 the Fund underperformed its benchmark, the Bloomberg US Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The underperformance relative to the benchmark was primarily driven by the Fund’s allocation to defensive/opportunistic positioning. The Fund held an estimated 20% in short-dated, ultra-liquid securities due to heightened volatility in credit markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (04/11/2016)
Institutional Class (without sales charge)	2.92	2.20	3.16
Bloomberg US Aggregate Bond Index	4.35	0.31	1.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bramshillfunds.com/brmsx/ for more recent performance information.
Net Assets	$ 1,092,475,329
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 9,406,168
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,092,475,329
Number of Holdings	101
Net Advisory Fee	$9,406,168
Portfolio Turnover	67%
Average Credit Quality	A-
Effective Duration	9.0 yrs

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Top Holdings *	(%)
United States Treasury Note/Bond	9.0%
United States Treasury Bill	5.0%
JPMorgan Ultra-Short Income ETF	4.4%
United States Treasury Note/Bond	3.4%
United States Treasury Note/Bond	3.2%
BP Capital Markets PLC	2.9%
United States Treasury Note/Bond	2.4%
United States Treasury Note/Bond	2.3%
Citigroup, Inc.	2.2%
Phillips 66 Co.	2.1%

Security Type	(%)
Corporate Bonds	47.5%
U.S. Treasury Securities	20.3%
Exchange Traded Funds	13.1%
Preferred Stocks	11.5%
U.S. Treasury Bills	5.0%
Investments Purchased with Proceeds from Securities Lending	2.5%
Closed-End Funds	1.5%
Money Market Funds	0.4%
Purchased Options	0.1%
Cash & Other	-1.9%
[1]
Updated Prospectus Web Address	https://www.bramshillfunds.com/brmsx/
Managed Account Completion Shares
Shareholder Report [Line Items]
Fund Name	BHILL Fund
Class Name	Managed Account Completion Shares
Trading Symbol	BHILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BHILL Fund for the period of April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bramshillfunds.com/bhilx/. You can also request this information by contacting us at 877-272-6718.
Additional Information Phone Number	877-272-6718
Additional Information Website	https://www.bramshillfunds.com/bhilx/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BHILL Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The BHILL Fund does not have a stated benchmark. The Fund is compared to an underlying basket of securities within an internal separately managed account. The Fund is currently trending at or above its internal comparison.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (04/01/2025)
Managed Account Completion Shares (without sales charge)	4.04
Bloomberg U.S. Aggregate Bond Index	4.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bramshillfunds.com/bhilx/ for more recent performance information.
Net Assets	$ 53,040,365
Holdings Count | $ / shares	18
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	195.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$53,040,365
Number of Holdings	18
Net Advisory Fee	$0
Portfolio Turnover	195%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN?  (% of net assets as of  March 31, 2026)

Top Holdings *	(%)
Invesco Preferred ETF	18.6%
iShares 0-5 Year High Yield Corporate Bond ETF	18.5%
Lincoln National Corp. Depositary Shares	9.4%
PIMCO Municipal Income Fund II	9.2%
iShares 0-5 Year Investment Grade Corporate Bond ETF	8.7%
First American Government Obligations Fund - Class X	5.5%
Virtus Convertible & Income Fund	4.3%
Vanguard Long-Term Corporate Bond ETF	4.2%
AGNC Investment Corp.	4.2%
Reinsurance Group of America, Inc.	3.2%

Security Type	(%)
Exchange Traded Funds	52.7%
Preferred Stocks	22.2%
Closed-End Funds	12.2%
Investments Purchased with Proceeds from Securities Lending	10.7%
Corporate Bonds	6.5%
Money Market Funds	5.5%
Cash & Other	-9.8%
[2]
Updated Prospectus Web Address	https://www.bramshillfunds.com/bhilx/

[1]
*	Excludes collateral received for securities on loan.

[2]
*	Excludes collateral received for securities on loan.